Hedge accounting (Details 6) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Hedge instruments, nominal amount	R$ 356,851	R$ 282,444
Financial instruments designated as hedging instruments, at fair value	5,318	5,490
Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, nominal amount	101,443	54,243
Fair value hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, nominal amount	25,287	16,304
Financial instruments designated as hedging instruments, at fair value	(294)	(299)
Book value	25,287	16,304
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, nominal amount	236,045	208,993
Cash flow hedges [member] | Hedge fund investments [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, nominal amount	10,900	8,187
Financial instruments designated as hedging instruments, at fair value	82	(328)
Book value	10,908	8,293
Hedge Of Deposits And Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments, nominal amount	107,677	120,550
Financial instruments designated as hedging instruments, at fair value	76	53
Book value	110,405	119,464
Hedge Of Deposits And Repurchase Agreements [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, nominal amount	10,910	18,265
Financial instruments designated as hedging instruments, at fair value	54	130
Book value	10,955	18,449
Hedge Of Highly Probable Forecast Transactions [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments, nominal amount	1,437	1,323
Financial instruments designated as hedging instruments, at fair value	(11)	(8)
Book value	1,606	1,287
Hedges of net investment in foreign operations [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, nominal amount	19,363	19,208
Financial instruments designated as hedging instruments, at fair value	4,572	5,248
Book value	23,701	18,849
Hedge Of Loan Operations [Member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, nominal amount	37,116	12,589
Financial instruments designated as hedging instruments, at fair value	333	430
Book value	37,116	12,592
Hedge Of Loan Operations [Member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Hedge instruments, nominal amount	10,910	18,265
Hedge Of Assets Transactions [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments, nominal amount	1,966	7,394
Financial instruments designated as hedging instruments, at fair value	(10)
Book value	2,420	7,395
Hedge Of Asset Backed Securities Under Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments, nominal amount	63,261	42,570
Financial instruments designated as hedging instruments, at fair value	(123)	(43)
Book value	66,795	41,761
Hedge Of Assets Denominated In U F [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments, nominal amount	39,894	10,704
Financial instruments designated as hedging instruments, at fair value	(159)	45
Book value	39,842	10,664
Hedge Of Securities [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments, nominal amount	38,743	25,105
Financial instruments designated as hedging instruments, at fair value	798	261
Book value	38,527	25,179
Hedge Of Firm Commitments [Member]
IfrsStatementLineItems [Line Items]
Hedge instruments, nominal amount	297	245
Financial instruments designated as hedging instruments, at fair value		1
Book value	R$ 90	R$ 265